FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended : September 30, 2007

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September 30, 2007
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$125859

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
AMERICAN EXPRESS
COM
025816109
  1484
25000
DEFINED 01
X


ADP
COM
035035103
  4249
92500
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   6003
290000
DEFINED 01
X


ARCH COAL INC
COM
025816109
   2024
60000
DEFINED 01
X


AMERICAN MED SYS
COM
02744M108
   2288
135000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
   1123
100000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   5617
 81000
DEFINED 01
X


BEMIS CO INC
COM
081437105
   873
 30000
DEFINED 01
X


BIG DOG HOLDINGD
COM
089128102
   1545
 99576
DEFINED 01
X


BIOCRYST PHARMACE
COM
09058V103
   1692
234400
DEFINED 01
X


BROADRIDGE FIN SOL
COM
11133T103
     438
  23125
DEFINED 01
X


COVIDIEN LTD
COM
G2552X108
  1992
  48000
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
  1657
  50000
DEFINED 01
X


COMCAST
COM
200300200
   1596
 66600
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
   1078
 45000
DEFINED 01
X


COMCAST CL A
COM
20030N101
     525
 21726
DEFINED 01
X


DAVITA INC
COM
23918K108
  10741
170000
DEFINED 01
X


DENISON MINES CORP
COM
248356107
   8707
776000
DEFINED 01
X


EQUIFAX
COM
294429105
   4662
122300
DEFINED 01
X


EMC CORP
COM
268648102
   2080
100000
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    3226
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    2493
 60000
DEFINED 01
X


EMERITUS CORP
COM
291005106
    1626
 60000
DEFINED 01
X


GLOBALSTAR
COM
379364805
    1346
183626
DEFINED 01
X


HARMONICS INC
COM
413160102
    1973
 186000
DEFINED 01
X


HARVEST ENERGY TR
COM
41752X101
    1348
 50000
DEFINED 01
X


INTEL CORP
COM
458140100
    4526
175000
DEFINED 01
X


INTL BUS MACH
COM
459200101
    5890
  50000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   1650
50000
DEFINED 01
X


3M
COM
88579Y101
   5615
60000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
   426
16150
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
   255
10000
DEFINED 01
X


MMC ENERGY INC
COM
55312Q208
    793
166843
DEFINED 01
X


MARVEL
COM
57383T103
   1172
 50000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   1830
1280000
DEFINED 01
X


NEOGEN CORP
COM
640491106
   3545
150000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  2696
161900
DEFINED 01
X


NOVAMED INC DEL
COM
66986W108
  2382
547500
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
  1810
200000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
14309
262600
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   1383
100000
DEFINED 01
X


TELECOM NEW ZEALA
SP ADR
879278208
  1206
71111
DEFINED 01
X


THERMO FISHER SCI
COM
883556102
  1039
18000
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
    732
20000
DEFINED 01
X


VERIZON
COM
92343V104
   2214
  50000
DEFINED 01
X




TOTAL						       125859